Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2020 Fund
June 30, 2023
Z20-NPRT1-0823
1.9884236.106
Domestic Equity Funds - 23.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	147,092	2,053,401
Fidelity Series Commodity Strategy Fund (a)	3,185	308,340
Fidelity Series Large Cap Growth Index Fund (a)	74,479	1,297,423
Fidelity Series Large Cap Stock Fund (a)	75,533	1,427,572
Fidelity Series Large Cap Value Index Fund (a)	183,293	2,652,243
Fidelity Series Small Cap Core Fund (a)	881	9,043
Fidelity Series Small Cap Opportunities Fund (a)	50,228	646,938
Fidelity Series Value Discovery Fund (a)	66,060	979,005
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,612,705)		9,373,965

International Equity Funds - 23.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	44,233	630,758
Fidelity Series Emerging Markets Fund (a)	67,124	557,799
Fidelity Series Emerging Markets Opportunities Fund (a)	159,243	2,699,171
Fidelity Series International Growth Fund (a)	89,420	1,469,176
Fidelity Series International Index Fund (a)	53,184	610,022
Fidelity Series International Small Cap Fund (a)	28,073	455,621
Fidelity Series International Value Fund (a)	132,767	1,468,405
Fidelity Series Overseas Fund (a)	117,207	1,469,775
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,769,414)		9,360,727

Bond Funds - 51.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	123,667	1,166,179
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	438,264	3,462,290
Fidelity Series Corporate Bond Fund (a)	274,112	2,480,714
Fidelity Series Emerging Markets Debt Fund (a)	28,625	211,822
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,514	70,635
Fidelity Series Floating Rate High Income Fund (a)	4,571	40,953
Fidelity Series Government Bond Index Fund (a)	394,770	3,620,045
Fidelity Series High Income Fund (a)	26,893	220,252
Fidelity Series International Credit Fund (a)	9	67
Fidelity Series International Developed Markets Bond Index Fund (a)	188,146	1,614,289
Fidelity Series Investment Grade Bond Fund (a)	371,273	3,694,167
Fidelity Series Investment Grade Securitized Fund (a)	282,401	2,513,373
Fidelity Series Long-Term Treasury Bond Index Fund (a)	308,198	1,855,354
Fidelity Series Real Estate Income Fund (a)	5,933	56,841
TOTAL BOND FUNDS (Cost $22,136,458)		21,006,981

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	265,194	265,194
Fidelity Series Short-Term Credit Fund (a)	2,207	21,213
Fidelity Series Treasury Bill Index Fund (a)	63,665	632,831
TOTAL SHORT-TERM FUNDS (Cost $919,923)		919,238

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $40,438,500)	40,660,911
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100.0%	40,660,916

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,096,072	167,069	89,948	-	(315)	(6,699)	1,166,179
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,715,860	124,728	303,599	521	(18,333)	(56,366)	3,462,290
Fidelity Series Blue Chip Growth Fund	2,182,739	20,219	472,946	-	58,863	264,526	2,053,401
Fidelity Series Canada Fund	668,562	21,470	83,879	-	(1,555)	26,160	630,758
Fidelity Series Commodity Strategy Fund	312,969	29,100	25,602	-	(2,865)	(5,262)	308,340
Fidelity Series Corporate Bond Fund	2,575,337	152,483	220,081	24,965	(4,273)	(22,752)	2,480,714
Fidelity Series Emerging Markets Debt Fund	217,445	8,514	15,472	3,219	(435)	1,770	211,822
Fidelity Series Emerging Markets Debt Local Currency Fund	73,664	969	6,056	-	342	1,716	70,635
Fidelity Series Emerging Markets Fund	443,103	103,263	-	-	-	11,433	557,799
Fidelity Series Emerging Markets Opportunities Fund	2,967,981	-	346,532	-	(8,777)	86,499	2,699,171
Fidelity Series Floating Rate High Income Fund	41,901	2,064	3,416	917	(19)	423	40,953
Fidelity Series Government Bond Index Fund	3,786,953	236,380	329,653	24,219	(4,442)	(69,193)	3,620,045
Fidelity Series Government Money Market Fund 5.17%	251,920	28,255	14,981	3,178	-	-	265,194
Fidelity Series High Income Fund	226,941	7,731	14,644	3,348	(257)	481	220,252
Fidelity Series International Credit Fund	67	1	-	1	-	(1)	67
Fidelity Series International Developed Markets Bond Index Fund	1,698,613	98,522	161,100	23,982	(2,670)	(19,076)	1,614,289
Fidelity Series International Growth Fund	1,551,725	25,073	167,024	-	15,120	44,282	1,469,176
Fidelity Series International Index Fund	643,390	18,515	71,675	-	5,102	14,690	610,022
Fidelity Series International Small Cap Fund	496,568	4,860	52,233	-	1,094	5,332	455,621
Fidelity Series International Value Fund	1,547,632	41,302	181,924	-	9,271	52,124	1,468,405
Fidelity Series Investment Grade Bond Fund	3,871,495	212,328	338,376	36,543	(7,452)	(43,828)	3,694,167
Fidelity Series Investment Grade Securitized Fund	2,655,110	132,286	237,956	23,795	(6,535)	(29,532)	2,513,373
Fidelity Series Large Cap Growth Index Fund	1,382,788	21,912	263,613	3,176	30,837	125,499	1,297,423
Fidelity Series Large Cap Stock Fund	1,513,961	30,825	216,823	-	9,176	90,433	1,427,572
Fidelity Series Large Cap Value Index Fund	2,825,268	89,253	371,535	-	2,079	107,178	2,652,243
Fidelity Series Long-Term Treasury Bond Index Fund	1,963,019	112,469	161,905	14,023	(9,645)	(48,584)	1,855,354
Fidelity Series Overseas Fund	1,550,149	32,001	179,036	-	17,661	49,000	1,469,775
Fidelity Series Real Estate Income Fund	78,843	1,908	24,456	1,046	(2,135)	2,681	56,841
Fidelity Series Short-Term Credit Fund	34,144	2,123	14,990	178	40	(104)	21,213
Fidelity Series Small Cap Core Fund	18,303	5	8,963	5	(128)	(174)	9,043
Fidelity Series Small Cap Opportunities Fund	691,884	12,662	90,761	-	1,671	31,482	646,938
Fidelity Series Treasury Bill Index Fund	615,779	62,365	44,705	7,508	(32)	(576)	632,831
Fidelity Series Value Discovery Fund	1,034,806	51,615	136,856	-	(1,327)	30,767	979,005
	42,734,991	1,852,270	4,650,740	170,624	80,061	644,329	40,660,911

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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